Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of issued and fully paid share capital
	2021	2020	2019
	Number ’000	Number ’000	Number ’000	2021 £’000	2020 £’000	2019 £’000

Ordinary shares of £0.0000000167 each	-	62,604	61,250	-	-	-
Series A shares of £0.0000000167 each	-	30,250	30,250	-	-	-
Series B shares of £0.0000000167 each	-	29,412	29,412	-	-	-
Series C shares of £0.0000000167 each	-	31,679	-	-	-	-
Series D shares of £0.0000000167 each	-	22,501	-	-	-	-
Class A ordinary shares of $0.0001 per share	112,010	-	-	8	-	-
Class C ordinary shares of $0.0001 per share	640,924	-	-	47	-	-
	752,934	176,446	120,912	55	-	-

Schedule of classes of share capital
	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000

At December 31, 2019	-	81,500	-

Series C share issuance	-	99,750	-
Group restructuring	-	(181,250)	181,250
Series C extension	-	25,250	-
Acquisition of subsidiary	-	8,999	-
Series D share issuance	-	231,634	-
Other share issuances	-	237	-

At December 31, 2020	-	266,120	181,250

Acquisition of subsidiaries[1]	-	5,365	65,348
Warrants exercised	-	11,967	-
Recapitalization at the Transaction
- Group restructuring	49	70,086	174,236
- PIPE share issuance	6	583,936	-
- Transaction costs	-	(34,888)	-

At December 31, 2021	55	902,586	420,834